REGISTRATION NOS. 2-95392


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 POST-EFFECTIVE
                               AMENDMENT NO. 21 TO
                                    FORM S-6
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2


A. Exact name of trust:       Select*Life Variable Account

B. Name of Depositor:         ReliaStar Life Insurance Company

C. Complete address of depositor's principal executive offices:

                              20 Washington Avenue South
                              Minneapolis, Minnesota 55401

D. Name and complete address of agent for service:

                              Stewart D. Gregg, Esq.,
                              20 Washington Avenue South,
                              Minneapolis, Minnesota 55401

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[x]  on August 8, 1997 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of rule 485 of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Interest in the separate account under flexible premium variable life insurance policies.

F. Proposed maximum aggregate offering price to the public of the securities being registered. Not applicable.

G. Amount of filing fee: None. The registrant has chosen to register an indefinite number of policies under the Securities Act of 1933 pursuant to rule 24f-2 under the Investment Company Act of 1940. The rule 24f-2 notice for Registrant's most recent fiscal year end was filed on February 20, 1997.

H. Approximate date of proposed public offering:

[ ]   Check box if it is proposed that this filing will become effective on
      (date) at (time) pursuant to Rule 487.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, Registrant, Select*Life Variable Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 21 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effictive Amendment No. 21 to the Registration Statement to be signed on its behalf, in the City of Minneapolis, and State of Minnesota, on the 4th day of August, 1997.

                                   SELECT*LIFE VARIABLE ACCOUNT
                                   (Registrant)

                                   By: RELIASTAR LIFE INSURANCE COMPANY
                                       (Depositor)

                                   By  /S/ JOHN G. TURNER
                                       John G. Turner, Chairman
                                       and Chief Executive Officer



Pursuant to the Requirements of the Securities Act of 1933, Depositor has caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf, in the City of Minneapolis, State of Minnesota, on this 4th day of August, 1997.

                                   RELIASTAR LIFE INSURANCE COMPANY
                                   (Depositor)

                                   By  /S/ JOHN G. TURNER
                                       John G. Turner, Chairman
                                       and Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement has been signed on this 4th day of August, 1997 by the following directors and officers of Depositor in the capacities indicated:



SIGNATURE                     TITLE
---------                     -----

/S/ JOHN G. TURNER            Chairman and Chief Executive Officer
John G. Turner

/S/ WAYNE R. HUNEKE           Senior Vice President and Chief Financial Officer
Wayne R. Huneke

/S/ CHRIS D. SCHREIER         Second Vice President and Controller
Chris D. Schreier             (Principal Accounting Officer)



R. Michael Conley        Kenneth U. Kuk                Donald L. Swanson
Richard R. Crowl         William R. Merriam            John G. Turner
John H. Flittie          Robert C. Salipante           Steven W. Wishart
Wayne R. Huneke


*A majority of the Board of Directors


*Stewart D. Gregg, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Reliastar Life Insurance Company pursuant to powers of attorney duly executed by such persons.

                              /S/ STEWART G. GREGG
                       Stewart D. Gregg, Attorney-In-Fact

                                EXHIBIT INDEX



(8)(a) Participation Agreement by and between ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger and Company, dated August 8, 1997. Filed as an Exhibit hereto.



(8)(b) Amendment to the Participation Agreement among Fidelity's Variable Insurance Products Fund, Fidelity Distributors Corporation and ReliaStar Life Insurance Company, dated July 24, 1997. Filed as an Exhibit hereto.



(8)(c) Amendment to the Participation Agreement with Fidelity's Variable Insurance Products Fund II, Fidelity Distributors Corporation and ReliaStar Financial Corp., dated July 24, 1997. Filed as an Exhibit hereto.



(8)(d) Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series, dated August 8, 1997. Filed as an Exhibit hereto.



(8)(e) Participation Agreement by and between ReliaStar Life Insurance Company and Neuberger&Berman Advisers Management Trust, Advisers Management Trust, Neuberger&Berman Management, Inc., effective August 8, 1997. Filed as an Exhibit hereto.



(8)(f) Participation Agreement by and between ReliaStar Life Insurance Company, OCC Accumulation Trust and OCC Distributors, dated August 8, 1997. Filed as an Exhibit hereto.



(8)(g) Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc., dated August 8, 1997. Filed as an Exhibit hereto.



(8)(h) Service Agreement by and between ReliaStar Life Insurance Company and Janus Capital Corporation, dated August 8, 1997. Filed as an Exhibit hereto.



(8)(i) Service Agreement by and between ReliaStar Life Insurance Company and Neuberger&Berman Management, Inc., ("NBMI"), effective August 8, 1997. Filed as an Exhibit hereto.



(8)(j) Service Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors, dated August 8, 1997. Filed as an Exhibit hereto.



99.C1 Independent Auditor's Consent of Deloitte & Touche, LLP. Filed as an Exhibit hereto.



27 Financial Data Schedule. Filed as an Exhibit hereto.